Basis of Preparation - Additional Information (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Cash & cash equivalents	$ 136,881	$ 129,328	$ 50,426	$ 37,763